Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments [Line Items]
Commitments

10. Commitments

The Company leases facilities in San Francisco, California, which is the corporate headquarters, Tempe, Arizona and Boston, Massachusetts, as well as certain equipment. The leases are non-cancellable operating leases that expire on various dates through 2030.

Future minimum lease payments relating to these agreements as of June 30, 2021 (unaudited), are as follows (in thousands):

As of June 30, 2021 (unaudited)	Purchase Obligations	Leases	Total
2021 (remaining six months)	$3,055	$1,646	$4,701
2022	—	3,093	3,093
2023	—	3,181	3,181
2024	—	3,190	3,190
2025	—	2,433	2,433
Thereafter	—	11,186	11,186
Total minimum lease payments	$3,055	$24,729	$27,784

For the three months ended June 30, 2020 and 2021 (unaudited), rent expense was approximately $0.7 million. For the six months ended June 30, 2020 and 2021 (unaudited), rent expense was approximately $1.5 million and $1.4 million, respectively. It was included as part of other operating expenses on the Company’s consolidated statements of operations.

The Company was not a party to any material litigation, regulatory actions, or arbitration other than what is routinely encountered in claims activity and routine regulatory examinations, none of which is expected by the Company to have a materially adverse effect on the Company’s financial position or operations and/or cash flow as of December 31, 2020 and June 30, 2021 (unaudited).

11. Commitments

The Company leases facilities in San Francisco, California, which is the corporate headquarters, Tempe, Arizona and Boston, Massachusetts, as well as certain equipment. The leases are non-cancellable operating leases that expire on various dates through 2030.

Future minimum lease payments relating to these agreements as of December 31, 2020, are as follows (in thousands):

Year Ended December 31,	Purchase Obligations	Leases	Total
2021	$3,949	$3,276	$7,225
2022	—	3,093	3,093
2023	—	3,181	3,181
2024	—	3,190	3,190
2025	—	2,433	2,433
Thereafter	—	11,186	11,186
Total minimum lease payments	$3,949	$26,359	$30,308

In 2019, the company entered into a new lease for office space in San Francisco, CA. This lease commenced in August 2019 and includes minimum lease payments of approximately $22.6 million in total through March 2030.

The Company moved into the new San Francisco office space in March 2020. The Company exited the prior office space in February 2020 and ceased lease payments at that time in accordance with an executed updated lease agreement. For the years ended December 31, 2019, and 2020, rent expense was approximately $3.2 million, and $2.9 million, respectively, included as part of other operating expenses on the Company’s consolidated statements of operations.

The Company was not a party to any material litigation, regulatory actions, or arbitration other than what is routinely encountered in claims activity and routine regulatory examinations, none of which is expected by the Company to have a materially adverse effect on the Company’s financial position or operations and/or cash flow as of December 31, 2019 and 2020.

Insu acquisition corp. II [Member]
Commitments [Line Items]
Commitments

NOTE 7 — COMMITMENTS

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on September 2, 2020, the holders of the Founder Shares, Placement Units (including securities contained therein) and the warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Placement Warrants or the warrants issued upon conversion of the Working Capital Loans) are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities for sale under the Securities Act. In addition, the holders will have “piggy-back” registration rights to include such securities in other registration statements filed by the Company and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement will provide that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. Notwithstanding the foregoing, Cantor may not exercise its demand and “piggyback” registration rights after five (5) and seven (7) years after the effective date of the Initial Public Offering and may not exercise its demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were paid a cash underwriting discount of 2.0% of the gross proceeds of the Initial Public Offering, or $4,000,000. In addition, the representative of the underwriters is entitled to a deferred fee of $9,800,000. The deferred fee was paid upon the closing of the Merger Agreement from the amounts held in the Trust Account.